iShares®

iShares, Inc.

iShares Trust

Supplement dated December 18, 2020 (the “Supplement”)

to the Prospectus (the “Prospectus”) and

Statements of Additional Information (“SAI”)

for each of the Funds listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

The Fund expects to implement certain changes to the process of determining the Fund’s Net Asset Value no sooner than March 1, 2021, but no later than May 3, 2021. For certain foreign securities, a third-party vendor will supply evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of the Fund’s pricing time.

iShares Funds

Supplement to the Prospectus and the Statement of Additional Information both dated as of December 30, 2019 (as revised August 17, 2020):

iShares Currency Hedged MSCI Emerging Markets ETF

Supplement to the Prospectus dated as of December 30, 2019 (as revised August 17, 2020) and to the Statement of Additional Information dated as of December 30, 2019 (as revised October 28, 2020):

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Canada ETF

iShares MSCI Eurozone ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Russia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI World ETF

Supplement to the Prospectus dated as of December 30, 2019 (as revised September 1, 2020) and to the Statement of Additional Information dated as of December 30, 2019 (as revised October 28, 2020):

iShares MSCI Hong Kong ETF

Supplement to the Prospectus dated as of December 30, 2019 (as revised August 17, 2020) and to the Statement of Additional Information dated as of December 30, 2019 (as revised November 13, 2020):

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI United Kingdom ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Global Impact ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Peru ETF

iShares MSCI Qatar ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI UAE ETF

Supplement to the Prospectus dated as of December 30, 2019 (as revised August 17, 2020) and to the Statement of Additional Information dated as of December 30, 2019 (as revised December 1, 2020):

iShares ESG Aware MSCI EAFE ETF

iShares MSCI Denmark ETF

iShares MSCI Finland ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan Value ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Poland ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of December 30, 2019 (as revised December 1, 2020):

iShares MSCI Philippines ETF

Supplement to the Prospectus dated as of December 30, 2019 (as revised November 23, 2020) and to the Statement of Additional Information dated as of December 30, 2019 (as revised December 17, 2020):

iShares MSCI Global Min Vol Factor ETF

Supplement to the Prospectus dated as of December 30, 2019 (as revised August 17, 2020) and to the Statement of Additional Information dated as of December 30, 2019 (as revised December 17, 2020):

iShares ESG Aware MSCI EM ETF

iShares MSCI Brazil ETF

iShares MSCI BRIC ETF

iShares MSCI Chile ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Frontier 100 ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Malaysia ETF

iShares MSCI South Korea ETF

iShares MSCI Taiwan ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of December 30, 2019 (as revised December 17, 2020):

iShares Core MSCI Emerging Markets ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of January 17, 2020 (as revised December 1, 2020):

iShares ESG MSCI EM Leaders ETF

Supplement to the Prospectus dated as of March 2, 2020 (as revised September 2, 2020) and to the Statement of Additional Information dated as of March 2, 2020 (as revised November 13, 2020):

iShares MSCI Kuwait ETF

Supplement to the Prospectus dated as of June 15, 2020 (as revised August 17, 2020) and to the Statement of Additional Information dated as of June 15, 2020 (as revised December 1, 2020):

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of July 31, 2020 (as revised August 17, 2020):

iShares Currency Hedged JPX-Nikkei 400 ETF

Supplement to the Prospectus dated as of July 31, 2020 (as revised August 17, 2020) and to the Statement of Additional Information dated as of July 31, 2020 (as revised December 17, 2020):

iShares Asia 50 ETF

iShares Europe ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Preferred Stock ETF

iShares JPX-Nikkei 400 ETF

iShares Latin America 40 ETF

Supplement to the Prospectus dated as of July 31, 2020 (as revised October 30, 2020) and to the Statement of Additional Information dated as of July 31, 2020 (as revised December 17, 2020):

iShares Emerging Markets Infrastructure ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of July 31, 2020 (as revised December 17, 2020):

iShares International Dividend Growth ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of September 1, 2020 (as revised September 30, 2020):

iShares Asia/Pacific Dividend ETF

Supplement to the Prospectus dated as of September 1, 2020 (as revised November 23, 2020) and to the Statement of Additional Information dated as of September 1, 2020 (as revised November 13, 2020):

iShares Emerging Markets Dividend ETF

Supplement to the Prospectus dated as of September 1, 2020 and to the Statement of Additional Information dated as of September 1, 2020 (as revised December 17, 2020):

iShares Global REIT ETF

iShares International Developed Real Estate ETF

Supplement to the Prospectus dated as of September 1, 2020 (as revised December 7, 2020) and to the Statement of Additional Information dated as of September 1, 2020 (as revised December 17, 2020):

iShares International Select Dividend ETF

Supplement to the Prospectus dated September 22, 2020 and to the Statement of Additional Information dated as of September 22, 2020 (as revised November 13, 2020):

iShares Virtual Work and Life Multisector ETF

Supplement to the Prospectus and the Statement of Additional Information both dated as of December 1, 2020:

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI Pacific ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares MSCI Kokusai ETF

Supplement to the Prospectus dated as of December 1, 2020 and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):

iShares China Large-Cap ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Multifactor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Intl Value Factor ETF

Supplement to the Prospectus dated as of December 1, 2020 and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):

iShares Core MSCI EAFE ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Total International Stock ETF

iShares Cybersecurity and Tech ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI Global Multifactor ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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